Other non-financial assets	12 Months Ended
Dec. 31, 2024
Other Non-financial Assets
Other non-financial assets

Note 9 Other non-financial assets

The Company maintained the following other non-financial assets:

	As of December 31, 2024		As of December 31, 2023
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	3,733,396	91,829	7,023,579	2,605,172
Advertising	13,826,543	10,728,679	9,430,148	9,452,969
Advances to suppliers	9,039,012	-	9,860,004	-
Prepaid expenses	2,609,228	2,671,728	1,736,475	156,307
Total advances	29,208,179	13,492,236	28,050,206	12,214,448
Guarantees paid	6,898	172,873	-	92,963
Consumables	1,074,281	-	754,621	-
Dividends receivable	854,084	-	869,878	-
Others	-	9,127	-	3,616
Total others assets	1,935,263	182,000	1,624,499	96,579
Total	31,143,442	13,674,236	29,674,705	12,311,027

Nature of each non-financial asset:

a)	Insurances paid: Annual payments for insurances policies are included, which are capitalized and then amortized according the term of the contract.

b)	Advertising: Corresponds to advertising and promotion contracts related to customers and advertising service providers, that promote our brands which are capitalized and then amortized according the term of the contract.

c)	Advances to suppliers: Mainly for services, purchase of raw materials and customs agents.

d)	Prepaid expenses: Services paid in advance that give entitlement to benefits usually for a period of 12 months, they are reflected against result as they are accrued.

e)	Guarantees paid: It is the initial payment for the lease of goods required by the lessor to ensure compliance with the conditions stipulated in the contract.

f)	Consumables: Under this item are mainly included security supplies, clothing or supplies to be used in administrative offices, such as: eyeglasses, gloves, masks, aprons, etc.

g)	Dividends receivable: Dividends receivable from associates and joint ventures.